CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents		$ 340,759	$ 210,930
Short-term deposits		495,359	363,648
Marketable securities	[1]	169,694	190,068
Trade accounts receivable		152,935	142,228
Inventories		302,108	234,512
Other current assets		34,319	54,817
Total current assets		1,495,174	1,196,203
LONG-TERM INVESTMENTS		8,796	39,597
PROPERTY AND EQUIPMENT, NET		962,258	876,683
INTANGIBLE ASSETS, NET		7,031	11,820
GOODWILL		7,000	7,000
DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET		67,349	99,938
TOTAL ASSETS		2,547,608	2,231,241
CURRENT LIABILITIES
Current maturities of long-term debt		62,275	83,868
Trade accounts payable		150,930	78,712
Deferred revenue and customers' advances		38,911	39,992
Employee related liabilities		58,920	57,747
Other current liabilities		76,352	16,009
Total current liabilities		387,388	276,328
LONG-TERM DEBT		210,069	230,972
LONG-TERM CUSTOMERS' ADVANCES		40,893	69,968
EMPLOYEE RELATED LIABILITIES		7,711	14,622
DEFERRED TAX AND OTHER LONG-TERM LIABILITIES		13,006	23,962
TOTAL LIABILITIES		659,067	615,852
150,000 authorized as of December 31, 2022 and 2021 110,041 and 109,954 issued and outstanding, respectively, as of December 31, 2022 108,970 and 108,883 issued and outstanding, respectively, as of December 31, 2021		440,150	435,453
Additional paid-in capital		1,384,398	1,389,051
Cumulative stock based compensation		174,121	149,906
Accumulated other comprehensive loss		(47,537)	(27,883)
Accumulated deficit		(50,879)	(315,448)
SHAREHOLDERS' EQUITY, before treasury stock		1,900,253	1,631,079
Treasury stock, at cost - 87 shares		(9,072)	(9,072)
THE COMPANY'S SHAREHOLDERS' EQUITY		1,891,181	1,622,007
Non-controlling interest		(2,640)	(6,618)
TOTAL SHAREHOLDERS' EQUITY		1,888,541	1,615,389
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 2,547,608	$ 2,231,241

[1]	Marketable securities are available-for-sale securities; the amortized cost of such marketable securities of $181,247 and $189,543 as of December 31, 2022 and December 31, 2021, respectively, is presented net of an immaterial allowance for credit losses.